Tax expenses (Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes | ₪			₪ 67,672	₪ 65,246	₪ 32,817
Statutory tax rate		23.00%	23.00%	23.00%	23.00%
Tax computed by statutory tax rate | ₪			₪ 15,565	₪ 15,006	₪ 7,548
Tax increments (savings) due to:
Non-deductible expenses | ₪			39	16	4
Tax exempt Income | ₪			(153)	(38)	(163)
Profit or loss for tax for which deferred taxes were not provided | ₪				(1,047)	368
Temporary differences for which deferred taxes were not provided | ₪				(100)
Previous year taxes | ₪					162
Other | ₪			12	(102)	(69)
Total Reconciliation of the statutory tax rate to the effective tax rate | ₪			₪ 15,463	₪ 13,735	₪ 7,850
US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes | $		$ 21,050
Statutory tax rate		23.00%	23.00%
Tax computed by statutory tax rate | $		$ 4,841
Tax increments (savings) due to:
Non-deductible expenses | $		12
Tax exempt Income | $		(48)
Profit or loss for tax for which deferred taxes were not provided | $
Temporary differences for which deferred taxes were not provided | $
Previous year taxes | $
Other | $		5
Total Reconciliation of the statutory tax rate to the effective tax rate | $	[1]	$ 4,810

[1]	Convenience Translation into US Dollars.